Other income, net (Tables)	12 Months Ended
Mar. 31, 2021
Other operating income expense [Abstract]
Other income, net
Other income, net consists of the following:

	For the Year Ended March 31,
	2021		2020		2019
Loss/(gain) on sale/disposal of non-current assets, net (1)	Rs.	42	Rs.	10	Rs.	(1,264)
Sale of spent chemicals		(270)		(306)		(356)
Scrap sales		(142)		(167)		(179)
Miscellaneous income, net (2)		(612)		(3,827)		(156)
	Rs.	(982)	Rs.	(4,290)	Rs.	(1,955)

(1)	Gain on disposal of assets for the year ended March 31, 2019 includes:
a)	an amount of Rs.582 representing the profit on sale of intangible assets forming part of the Company’s Proprietary Products segment after adjusting associated cost;
b)	an amount of Rs.423 representing the profit on sale of an API manufacturing business unit located in Jeedimetla, Hyderabad; and
c)	an amount of Rs.110 representing the profit on sale of all the membership interests in Dr. Reddy’s Laboratories Tennessee, LLC.

(2)	Miscellaneous income, net includes Rs.3,457 received from Celgene pursuant to a settlement agreement entered into in April 2019. The agreement effectively settles any claim the Company or its affiliates may have had for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of REVLIMID® brand capsules (Lenalidomide) pending before Health Canada.